Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

March 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, Clockwise Core Equity & Innovation ETF, is Post-Effective Amendment No. 184 and Amendment No. 187 to the Trust’s Registration Statement on Form N-1A. This new series is a shell portfolio, and it is expected to acquire the assets and liabilities of the Clockwise Core Equity Innovation ETF, a series of Capitol Series Trust.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC